CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 CNY (¥) shares
Allowance for doubtful accounts	$ 2,716	¥ 17,592	¥ 3,230
Current liabilities of the VIEs and VIE's subsidiaries without recourse to the Company	263,776	1,708,687	621,656
Non-current liabilities of the VIEs and VIE's subsidiaries without recourse to the Company	$ 28,687	¥ 185,832	¥ 96,650
Class A Ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.000025
Ordinary shares, shares authorized	7,600,000,000	7,600,000,000	7,600,000,000
Ordinary shares, shares issued	365,961,759	365,961,759	288,988,560
Ordinary shares, shares outstanding	350,398,737	350,398,737	260,045,912
Class B Ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.000025
Ordinary shares, shares authorized	1,400,000,000	1,400,000,000	1,400,000,000
Ordinary shares, shares issued	1,058,514,152	1,058,514,152	1,127,614,152
Ordinary shares, shares outstanding	1,035,037,339	1,035,037,339	1,095,456,652
VIEs
Current liabilities of the VIEs and VIE's subsidiaries without recourse to the Company	$ 42,818	¥ 277,364	¥ 179,313
Non-current liabilities of the VIEs and VIE's subsidiaries without recourse to the Company	$ 333	¥ 2,160	¥ 2,828